UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II


                      HAMBRECHT SMALL CAP TECHNOLOGY FUND


              ANNUAL REPORT                        JULY 31, 2006
--------------------------------------------------------------------------------





                                WR HAMBRECT + CO
                             ASSET MANAGEMENT, LLC




                                           INVESTMENT ADVISER:

                                           W.R. HAMBRECHT + CO.
                                           ASSET MANAGEMENT, LLC



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter......................................................     1

Top Ten Common Stock Holdings.............................................     4

Schedule of Investments...................................................     5

Statement of Assets and Liabilities.......................................     8

Statement of Operations...................................................     9

Statement of Changes in Net Assets........................................    10

Financial Highlights......................................................    11

Notes to Financial Statements.............................................    12

Report of Independent Registered Public Accounting Firm...................    18

Trustees and Officers of The Advisors' Inner Circle Fund II...............    20

Disclosure of Fund Expenses...............................................    28

Notice to Shareholders....................................................    30
--------------------------------------------------------------------------------



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-241-4294; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
Dear Shareholders,

This Annual Report covers the fiscal period from inception on August 31, 2005 to July 31, 2006 for the Hambrecht Small Cap Technology Fund. At the end of the period, the Fund's net asset value (NAV) closed at $10.11. One distribution was made in December 2005 in the amount of $0.24 per share. The Fund ended its first fiscal year with $832,481 in Net Assets.

COMMENTARY

Through July 31, 2006, the Fund's cumulative inception-to-date return was 3.39% and its six-month total return was -11.47%. The returns include both changes in NAV and any reinvestment of distributions paid. The Fund's benchmark, the NASDAQ Composite Index, returned -2.09% and -8.99%, respectively, for the same periods. Additionally, the Lipper Science and Technology Index returned -2.02% and -13.27% for these periods, and the broad market represented by the S&P 500 Index returned 6.35% and 0.68% on a total return basis. Lastly, the Russell 2000 Index returned 6.21% and -3.92% on a total return basis, respectively, during the same periods.

The Fund has posted positive total returns in each calendar quarter since its inception, except for Q2 of 2006. The small cap market rallied from November 2005 until April 2006, followed by a sharp sell-off in the May to July period of 2006, underperforming the large cap sector. The portfolio's Q2 decline was driven in part by a shift in investor sentiment towards a more sanguine outlook for the U.S. economy, accompanied by a greater focus on the rising interest rate environment for the U.S. economy and a rotation out of small cap stocks in favor of large cap stocks. The technology sector was hit harder than other industry groups during this period.

The Fund's focus towards building a portfolio of value-oriented small cap technology companies has helped to mitigate the negative effects of the overall market environment. An added benefit of this focus has manifested itself in the form of acquisition activity among constituents of the Fund's portfolio. Since the Fund's inception, three of the Fund's holdings have become the targets of acquisition activity by other technology companies or have been purchased by private equity investors; two of these have been completed and one is pending as of the date of this report. The Fund's managers believe that these events are validations of the value-based investment strategy that drives the selection process for constituents of the portfolio.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
We appreciate your investment in the Hambrecht Small Cap Technology Fund.

Very Truly Yours,

/s/Robert F. Raney III                   /s/Johnny Svoren

Robert F. Raney III                      Johnny Svoren
President & Portfolio Manager            Director of Research
WR Hambrecht + Co.                       WR Hambrecht + Co.
Asset Management, LLC                    Asset Management, LLC



THE MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                        DEFINITION OF COMPARATIVE INDICES
                        ---------------------------------
The RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The NASDAQ COMPOSITE INDEX is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs.

The S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

The LIPPER SCIENCE & TECHNOLOGY INDEX is the composite performance of the 30 largest science and technology mutual funds, as categorized by Lipper Analytical Services, Inc.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------

[Line Graph Omitted]
Plot points follow:

                         ------------------------------
                                  TOTAL RETURN
                         FOR PERIOD ENDED JULY 31, 2006
                         ------------------------------
                              Cumulative Inception
                                     to Date
                         ------------------------------
                                      3.39%
                         ------------------------------

         Hambrecht Small Cap             NASDAQ
          Technology Fund            Composite Index
8/31/05*    $10,000                     $10,000
07/31/06     10,339                       9,790

*COMMENCEMENT OF OPERATIONS.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
                    MAY BE WORTH LESS THAN ITS ORIGINAL COST.
     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT
       BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.
THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
  INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN
 THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
                         TOP TEN COMMON STOCK HOLDINGS*
--------------------------------------------------------------------------------
               Brightpoint  ...............................    6.41%

               SYNNEX  ....................................    6.11%

               Adaptec.....................................    4.66%

               Agilysys....................................    4.54%

               Gerber Scientific...........................    3.29%

               Asyst Technologies..........................    3.22%

               OSI Systems.................................    2.71%

               Audiovox....................................    2.62%

               SimpleTech..................................    2.42%

               MRV Communications..........................    2.39%
--------------------------------------------------------------------------------
*PERCENTAGES BASED ON TOTAL INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 INDUSTRY WEIGHTINGS (UNAUDITED) :
--------------------------------------------------------------------------------
[Bar graph omitted]
Plot points follow:

29.9% Computers &  Services
16.6% Communications  Equipment
16.4% Computer Software
15.3% Semiconductors
 7.1% Electrical Equipment & Services
 3.8% Electrical Instruments & Controls
 6.0% Money Market Funds
 4.9% Electronics
Percentages based on total investments.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS^
 COMMON STOCK -- 97.3%
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                          ---------     --------
COMMUNICATIONS EQUIPMENT -- 17.2%
   Audiovox* .............................................    1,800     $ 22,554
   Brightpoint* ..........................................    3,770       55,306
   CalAmp* ...............................................    1,880       11,825
   Centillium Communications* ............................    3,200        9,536
   Globecomm Systems* ....................................    1,270        9,131
   Seachange International* ..............................    2,200       14,564
   TeleCommunication Systems, Cl A* ......................    3,175        7,144
   Westell Technologies, Cl A* ...........................    5,800       13,224
                                                                        --------
                                                                         143,284
                                                                        --------
COMPUTER SOFTWARE -- 17.0%
   ActivIdentity* ........................................    3,637       17,312
   Bell Microproducts* ...................................    2,482       11,690
   ePlus* ................................................      760        6,962
   Intervideo* ...........................................    1,240       12,189
   Mobius Management Systems* ............................    1,580        9,290
   Navarre* ..............................................    2,380       10,472
   Phoenix Technologies Ltd.* ............................      100          475
   SupportSoft* ..........................................    3,551       12,322
   SYNNEX* ...............................................    2,560       52,685
   WatchGuard Technologies* ..............................    2,050        8,405
                                                                        --------
                                                                         141,802
                                                                        --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                          ---------     --------
COMPUTERS & SERVICES -- 30.9%
   Adaptec* ..............................................    9,140     $ 40,216
   Agilysys ..............................................    2,500       39,175
   Carreker* .............................................    2,000       13,300
   Computer Horizons* ....................................    2,545       11,580
   Dot Hill Systems* .....................................    3,750       11,888
   Dynamics Research* ....................................      730        9,819
   Gerber Scientific* ....................................    1,850       28,360
   iGate* ................................................    4,265       17,614
   InFocus* ..............................................    3,170        8,718
   Intersections* ........................................    1,400       15,400
   Iomega* ...............................................    4,195       10,529
   MIVA* .................................................    2,525        7,701
   Overland Storage* .....................................    1,100        7,920
   Printronix ............................................      560        7,269
   SimpleTech* ...........................................    3,720       20,832
   TechTeam Global* ......................................      815        7,066
                                                                        --------
                                                                         257,387
                                                                        --------
ELECTRICAL EQUIPMENT & SERVICES -- 7.4%
   EMS Technologies* .....................................      940       14,476
   OSI Systems* ..........................................    1,300       23,387
   Planar Systems* .......................................    1,260       13,306
   Sypris Solutions ......................................    1,450       10,280
                                                                        --------
                                                                          61,449
                                                                        --------
ELECTRONIC INSTRUMENTS & CONTROLS -- 3.9%
   Communications Systems ................................      700        6,650
   Infosonics* ...........................................    1,000        8,890
   NU Horizons Electronics* ..............................    1,430       17,060
                                                                        --------
                                                                          32,600
                                                                        --------
ELECTRONICS -- 5.1%
   DDi* ..................................................    1,500       12,225
   Merix* ................................................    1,570       16,501
   Pemstar* ..............................................    3,800       13,756
                                                                        --------
                                                                          42,482
                                                                        --------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                          ---------     --------
SEMICONDUCTORS -- 15.8%
   Asyst Technologies* ...................................    3,980     $ 27,741
   ESS Technology* .......................................    3,110        5,318
   FSI International* ....................................    2,390       13,910
   Integrated Silicon Solutions* .........................    3,000       15,720
   Leadis Technology* ....................................    2,300        9,614
   MRV Communications* ...................................    8,675       20,646
   Richardson Electronics Ltd. ...........................    1,414       10,011
   Stratos International* ................................    1,100        7,040
   Ultra Clean Holdings* .................................    1,425       11,828
   White Electronic Designs* .............................    2,000        9,980
                                                                        --------
                                                                         131,808
                                                                        --------
TOTAL COMMON STOCK
      (Cost $864,505) ....................................               810,812
                                                                        --------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 6.2%
--------------------------------------------------------------------------------
   Evergreen Institutional Government Money
      Market Fund, Cl I, 5.320% ..........................   25,737       25,737
   Evergreen Institutional Treasury
      Money Market Fund, Cl I, 5.110% ....................   25,737       25,737
                                                                        --------
TOTAL MONEY MARKET FUNDS
      (Cost $51,474) .....................................                51,474
                                                                        --------
TOTAL INVESTMENTS -- 103.5%
      (Cost $915,979) ....................................              $862,286
                                                                        ========
  ^  PERCENTAGES ARE BASED ON NET ASSETS OF $832,481.
  +  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS
LTD. LIMITED




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------



ASSETS:
Investments at Value (Cost $915,979)...............................    $862,286
Receivable Due from Adviser........................................      22,757
Receivable for Dividends and Interest..............................         335
Receivable for Fund Shares Sold....................................          25
Prepaid Expenses...................................................       6,261
                                                                       --------
TOTAL ASSETS.......................................................     891,664
                                                                       --------
LIABILITIES:
Administration Fees Payable........................................      10,447
Trustees' Fees Payable.............................................       1,790
Chief Compliance Officer Fees Payable..............................       7,308
Other Expenses.....................................................      39,638
                                                                       --------
TOTAL LIABILITIES..................................................      59,183
                                                                       --------
NET ASSETS.........................................................    $832,481
                                                                       ========
NET ASSETS:
Paid-in Capital (unlimited authorization -- no par value)..........    $887,209
Accumulated Net Realized Loss on Investments.......................      (1,035)
Unrealized Depreciation on Investments.............................     (53,693)
                                                                       --------
NET ASSETS.........................................................    $832,481
                                                                       ========
Net Asset Value, Offering and Redemption Price Per Share
  ($832,481 O 82,348 shares) ......................................    $  10.11
                                                                       ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          HAMBRECHT SMALL CAP
                                                            TECHNOLOGY FUND
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2006*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------



INVESTMENT INCOME
Dividends...........................................................    $ 2,322
                                                                      ---------
   TOTAL INCOME.....................................................      2,322
                                                                      ---------
EXPENSES
Administration Fees ................................................    112,555
Chief Compliance Officer Fees.......................................      9,899
Trustees' Fees  ....................................................      7,119
Investment Advisory Fees  ..........................................      4,674
Shareholder Servicing Fees..........................................      1,375
Transfer Agent Fees ................................................     45,557
Legal Fees..........................................................     33,245
Offering Costs......................................................     26,711
Audit Fees..........................................................     16,952
Printing Fees ......................................................     12,163
Custodian Fees .....................................................      2,984
Registration and Filing Fees .......................................      1,190
Insurance and Other Expenses .......................................      3,626
                                                                      ---------
   TOTAL EXPENSES...................................................    278,050
                                                                      ---------
Less: Waiver of Investment Advisory Fees............................     (4,674)
      Reimbursement by Investment Adviser ..........................   (266,328)
      Fees Paid Indirectly .........................................       (174)
                                                                      ---------
   NET EXPENSES.....................................................      6,874
                                                                      ---------
NET INVESTMENT LOSS.................................................     (4,552)
                                                                      ---------
NET REALIZED LOSS ON INVESTMENTS....................................     (1,035)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS...    (53,693)
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.....................    (54,728)
                                                                      ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $ (59,280)
                                                                      =========
* Commenced operations on August 31, 2005.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                        PERIOD
                                                                        ENDED
                                                                       JULY 31,
                                                                        2006*
                                                                       ---------
OPERATIONS:
   Net Investment Loss..............................................   $ (4,552)
   Net Realized Loss on Investments.................................     (1,035)
   Net Change in Unrealized Appreciation/Depreciation
     on Investments ................................................    (53,693)
                                                                       --------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.............    (59,280)
                                                                       --------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Tax Return of Capital............................................     (9,890)
                                                                       --------
CAPITAL SHARE TRANSACTIONS:
   Issued...........................................................    903,126
   Reinvestment of Distributions....................................      9,890
   Redeemed.........................................................    (11,365)
                                                                       --------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ......    901,651
                                                                       --------
     TOTAL INCREASE IN NET ASSETS...................................   $832,481
                                                                       --------
NET ASSETS:
   Beginning of Period..............................................         --
                                                                       --------
   End of Period (Including undistributed net investment
     income of $0) .................................................   $832,481
                                                                       ========
SHARE TRANSACTIONS:
   Issued...........................................................     82,412
   Reinvestment of Distributions....................................        949
   Redeemed.........................................................     (1,013)
                                                                       --------
   NET INCREASE IN SHARES OUTSTANDING...............................     82,348
                                                                       ========
* COMMENCED OPERATIONS ON AUGUST 31, 2005.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                      PERIOD
                                                                      ENDED
                                                                  JULY 31, 2006*
                                                                  --------------

Net Asset Value, Beginning of Period..........................        $10.00
                                                                      ------
Income from Operations:
   Net Investment Loss(1).....................................         (0.08)
   Net Realized and Unrealized Gain on Investments(1).........          0.43(2)
                                                                      ------
Total from Operations.........................................          0.35
                                                                      ------
Dividends and Distributions from:
   Tax Return of Capital.....................................          (0.24)
                                                                      ------
Total Dividends and Distributions.............................         (0.24)
                                                                      ------
Net Asset Value, End of Period................................        $10.11
                                                                      ======

TOTAL RETURN+.................................................          3.39%
                                                                      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).........................        $  832
Ratio of Expenses to Average Net Assets (including waivers,
  reimbursements, excluding fees paid indirectly).............          1.29%**
Ratio of Expenses to Average Net Assets (including waivers,
  reimbursements and fees paid indirectly)....................          1.25%**
Ratio of Expenses to Average Net Assets (excluding waivers,
  reimbursements and fees paid indirectly)....................         50.71%**
Ratio of Net Investment Loss to Average Net Assets............         (0.83)%**
Portfolio Turnover Rate.......................................         22.71%***

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *  COMMENCED OPERATIONS ON AUGUST 31, 2005.
 **  ANNUALIZED.
***  NOT ANNUALIZED.
(1) PER SHARE NET INVESTMENT INCOME/(LOSS) AND NET REALIZED AND UNREALIZED GAIN/(LOSS) CALCULATED USING AVERAGE SHARES.
(2) THE AMOUNT PRESENTED FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS CALCULATED USING AVERAGE SHARES. THIS AMOUNT IS INCONSISTENT WITH THE FUND'S AGGREGATE GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REDEMPTIONS OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES FOR THE INVESTMENT PORTFOLIO.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with ten funds. The financial statements herein are those of the Hambrecht Small Cap Technology Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2006, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated to the funds based on the number of funds and/or relative daily net assets.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on August 31, 2005, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months beginning with inception. As of July 31, 2006, $4,621 remained to be amortized.

     REDEMPTION FEES -- The Fund retains redemption fees of 1.00% on redemptions of capital shares held for less than 30 days. Such fees are retained by the Fund for the benefit of the remaining shareholders. For the period ended July 31, 2006, there were no redemption fees retained by the Fund.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICES, TRANSFER AGENT AND CUSTODIAN
   AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.12% on the first $200 million of the Fund's average daily net assets; and 0.10% on the Fund's average daily net assets over $200 million.

The Fund is subject to a minimum annual administration fee of $123,000 and $15,000 per additional class.

The Trust and Distributor are parties to a Shareholder Services Plan dated August 9, 2005. The Fund has adopted a Shareholder Services Plan (the "Plan"). Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the period ended July 31, 2006, the Fund earned credits of $174 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AGREEMENT:

W.R. Hambrecht + Co. Asset Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser waives a portion of its advisory fee and/or reimburses certain expenses of the Fund. If at any point during the first three years of Fund operations, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the Fund's total operating expenses and 1.25% of the average daily net assets to recapture any of its prior waivers or reimbursements. At July 31, 2006, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the Fund was $271,002.

6. INVESTMENT TRANSACTIONS:

For the period ended July 31, 2006, the Fund made purchases of $1,004,794 and sales of $139,254 of investment securities other than short-term securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments, net operating losses and a return of capital. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid- in capital. Accordingly, these reclassifications had no effect on net assets or net asset value. The following reclassifications have been made to/from the following accounts:

                     ACCUMULATED NET          ADDITIONAL PAID-IN
                     INVESTMENT LOSS               CAPITAL
                     ---------------          ------------------
                          $14,442                  $(14,442)

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
The tax character of dividends and distributions declared during the period ended July 31, 2006 was as follows:
                                            TAX RETURN
                                            OF CAPITAL
                                            ----------
                             2006             $9,890

As of July 31, 2006, the components of Accumulated Losses were as follows:

Post-October Losses                          $ (1,035)
Unrealized Depreciation                       (53,693)
                                             --------
Total Accumulated Losses                     $(54,728)
                                             ========
Post-October losses represent losses realized on investment transactions from November 1, 2005 through July 31, 2006, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at July 31, 2006 were as follows:

          FEDERAL         APPRECIATED       DEPRECIATED     NET UNREALIZED
         TAX COST         SECURITIES        SECURITIES       DEPRECIATION
         --------         -----------       -----------     --------------
         $915,979           $76,544         $(130,237)        $(53,693)

8. CONCENTRATIONS/RISKS:

As  its  principal   investment  strategy,   the  Fund  invests,   under  normal
circumstances, at least 80% of its net assets in equity securities of small-cap technology companies.

To the extent that the Fund's investments are focused in issuers conducting business in the technology industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect that industry. The prices of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in the technology industry may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
9. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. OTHER:

At  July  31,  2006,  52%  of  the  total  shares   outstanding   were  held  by
threeshareholders each owning 10% or greater of the aggregate total shares outstanding.

11. NEW ACCOUNTING PRONOUNCEMENTS:

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of July 31, 2006, the Fund has not evaluated the impact that will result from adopting FIN 48.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Hambrecht Small Cap Technology Fund of The Advisors' Inner Circle Fund II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Hambrecht Small Cap Technology Fund, one of the funds constituting The Advisors' Inner Circle Fund II (the Trust), as of July 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from August 31, 2005 (commencement of operations) through July 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hambrecht Small Cap Technology Fund of The Advisors' Inner Circle Fund II at July 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the period from August 31, 2005 (commencement of operations) through July 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                  /s/Ernst & Young LLP

Philadelphia, Pennsylvania
September 15, 2006

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                     Chairman                    (Since 1991)
60 yrs. old                        of the Board
                                   of Trustees
















--------------------------------------------------------------------------------

WILLIAM M.  DORAN                     Trustee                    (Since  1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old














--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-346-6300. The following chart lists Trustees and Officers as of July 31, 2006.

                                                 NUMBER OF
                                                 FUNDS IN
                                               THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                    MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------



Currently performs various services on behalf        10            Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher is                         Fund, Bishop Street Funds, SEI Asset
compensated. Executive Vice President of SEI                       Allocation Trust, SEI Daily Income
Investments, 1986-1994. Director and                               Trust, SEI Index Funds, SEI
Executive Vice President of the Administrator                      Institutional International Trust,
and the Distributor, 1981-1994.                                    SEI Institutional Investments Trust,
                                                                   SEI Institutional Managed Trust,
                                                                   SEI Liquid Asset Trust, SEI Tax
                                                                   Exempt Trust, SEI Opportunity
                                                                   Master Fund, L.P., SEI Opportunity
                                                                   Fund, L.P., SEI Global Master Fund,
                                                                   PLC, SEI Global Assets Fund, PLC,
                                                                   SEI GLobal Investments Fund, PLC,
                                                                   SEI Investments Global, Limited,
                                                                   SEI Investments Global Fund
                                                                   Services, Limited, SEI Investments
                                                                   (Europe) Ltd., SEI Investments
                                                                   Unit Trust Management (UK) Limited
                                                                   and SEI Global Nominee Ltd.
---------------------------------------------------------------------------------------------------------------

Self Employed Consultant since 2003. Partner,        10            Director of SEI Investments Company
Morgan, Lewis & Bockius LLP (law firm) from                        and SEI Investments Distribution Co.,
1976-2003, counsel to the Trust, SEI Investments,                  SEI Investments Global Fund Services
the Administrator and the Distributor. Director                    Limited, SEI Investments Global
of SEI Investments since 1974; Secretary of                        Limited, Trustee of The Advisors'
SEI Investments since 1978.                                        Inner Circle Fund, Bishop Street
                                                                   Funds, SEI Asset Allocation Trust,
                                                                   SEI Daily Income Trust, SEI Index
                                                                   Funds, SEI Institutional International
                                                                   Trust, SEI Institutional Investments
                                                                   Trust, SEI Institutional Managed
                                                                   Trust, SEI Liquid Asset Trust, SEI
                                                                   Tax Exempt Trust, SEI Investments
                                                                   Global Fund Services Limited,
                                                                   SEI Investments Global, Limited,
                                                                   SEI Investments (Europe), Limited
                                                                   SEI Investments (Asia) Limited and
                                                                   SEI Asset Korea Co., Ltd.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B. PETERS                      Trustee                    (Since 1993)
77 yrs. old





--------------------------------------------------------------------------------

JAMES M. STOREY                       Trustee                    (Since 1994)
75 yrs. old







--------------------------------------------------------------------------------

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
63 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------




                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                      MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------




Private investor from 1987 to present. Vice           10           Trustee of The Advisors' Inner Circle
President and Chief Financial officer, Western                     Fund and the Bishop Street Funds.
Company of North America (petroleum service
company), 1980-1986. President of Gene Peters
and Associates (import company), 1978-1980.
President and Chief Executive Officer of Jos.
Schlitz Brewing Company before 1978.
---------------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.               10           Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-December 1993.                    Fund, the Bishop Street Funds, SEI
                                                                   Asset Allocation Trust, SEI Daily
                                                                   Income Trust, SEI Index Funds,
                                                                   SEI Institutional International Trust,
                                                                   SEI Institutional Investments Trust,
                                                                   SEI Institutional Managed Trust, SEI
                                                                   Liquid Asset Trust, SEI Tax Exempt
                                                                   Trust and U.S. Charitable Gift Trust.
---------------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                     10           Trustee, State Street Navigator
Consultants, Inc. since April 1997. General                        Securities Lending Trust, since 1995.
Partner, Teton Partners, L.P., June 1991-                          Trustee of The Advisors' Inner Circle
December 1996; Chief Financial Officer,                            Fund, the Bishop Street Funds, SEI
Nobel Partners, L.P., March 1991-December                          Asset Allocation Trust, SEI Daily
1996; Treasurer and Clerk, Peak Asset                              Income Trust, SEI Index Funds, SEI
Management, Inc., since 1991.                                      Institutional International Trust, SEI
                                                                   Institutional Investments Trust, SEI
                                                                   Institutional Managed Trust, SEI
                                                                   Liquid Asset Trust, SEI Tax Exempt
                                                                   Trust, SEI Opportunity Master Fund,
                                                                   L.P., and the SEI Opportunity
                                                                   Fund, L.P.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKONIAN                    Trustee                    (Since 2005)
63 yrs. old


--------------------------------------------------------------------------------

CHARLES E. CARLBOM                    Trustee                    (Since 2005)
72 yrs. old

--------------------------------------------------------------------------------

MITCHELL A. JOHNSON                   Trustee                    (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                   President                   (Since 2003)
44 yrs. old



--------------------------------------------------------------------------------

MICHAEL LAWSON                 Controller and Chief              (Since 2005)
45 yrs. old                      Financial Officer


--------------------------------------------------------------------------------

RUSSELL EMERY                    Chief Compliance                (Since 2006)
43 yrs. old                           Officer



--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------




                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                     MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------




Self-Employed Legal and Financial Services            10           Trustee of The Advisors' Inner Circle
Consultant since 2003. Counsel to State Street                     Fund and the Bishop Street Funds.
Bank Global Securities and Cash Operations
from 1995 to 2003.
----------------------------------------------------------------------------------------------------------------

Self-Employed Business Consultant, Business           10           Trustee of The Advisors' Inner Circle
Project Inc. since 1997. CEO and President,                        Fund, the Bishop Street Funds, Oregon
United Grocers Inc. from 1997 to 2000.                             Trust Co. and O.T. Logistics, Inc.
----------------------------------------------------------------------------------------------------------------

Retired.                                              10           Director, Federal Agricultural
                                                                   Mortgage Corporation. Trustee of
                                                                   The Advisors' Inner Circle Fund and
                                                                   the Bishop Street Funds.
----------------------------------------------------------------------------------------------------------------




Senior Operations Officer, SEI Investments,          N/A                         N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant of the U.S.
Securities and Exchange Commission's Division
of Investment Management (1993-1996).
----------------------------------------------------------------------------------------------------------------

Director, SEI Investments, Fund Accounting           N/A                         N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
----------------------------------------------------------------------------------------------------------------

Director of Investment Product Management            N/A                         N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from
March 2000 to February 2003.
----------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE                     Vice President and              (Since 2004)
37 yrs. old                          Secretary




--------------------------------------------------------------------------------

TIMOTHY D. BARTO              Assistant Vice President           (Since 2000)
38 yrs. old                   and Assistant Secretary



--------------------------------------------------------------------------------

PHILIP T. MASTERSON              Vice President and              (Since 2004)
42 yrs. old                      Assistant Secretary




--------------------------------------------------------------------------------

NICOLE WELCH                         AML Officer                 (Since 2005)
28 yrs. old






--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------




                                                   NUMBER OF
                                                   FUNDS IN
                                                 THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                      MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------




Employed by SEI Investments Company since            N/A                         N/A
2004. Vice President, Deusche Asset Management
from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities Group
from 1999-2000.
---------------------------------------------------------------------------------------------------------------

General Counsel, Vice President and Assistant        N/A                         N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law firm)
from 1997-1999; Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
---------------------------------------------------------------------------------------------------------------

Employed by SEI Investments Company since            N/A                         N/A
2004. General Counsel, CITCO Mutual Fund
Services from 2003-2004. Vice President and
Associate Counsel, Oppenheimer Funds from
2001-2003. and Vice President and Assistant
Counsel from 1997-2001.
---------------------------------------------------------------------------------------------------------------

Assistant Vice President and AML Compliance          N/A                         N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.
--------------------------------------------------------------------------------
                                 BEGINNING     ENDING                    EXPENSE
                                 ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                   VALUE        VALUE        EXPENSE     DURING
                                 01/31/06     07/31/06        RATIO      PERIOD*
--------------------------------------------------------------------------------
HAMBRECHT SMALL CAP TECHNOLOGY FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN         $1,000.00     $  885.30       1.25%        $5.84
HYPOTHETICAL 5% RETURN           1,000.00      1,018.60       1.25          6.26
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For the period ended July 31, 2006, the Fund is designating the following items with regard to distributions paid during the period.

                                                                                            QUALIFYING FOR
                                                                                               CORPORATE
                             LONG-TERM         ORDINARY       TAX RETURN                       DIVIDENDS
                           CAPITAL GAIN         INCOME           OF           TOTAL            RECEIVED
                           DISTRIBUTIONS     DISTRIBUTIONS     CAPITAL     DISTRIBUTIONS     DEDUCTION (1)
                           -------------     -------------    ----------   -------------    --------------
Hambrecht Small Cap
  Technology Fund              0.00%              0.00%          100%           100%             0.00%

                                                                             QUALIFIED
                            QUALIFYING        U.S.          QUALIFIED        SHORT-TERM
                             DIVIDEND      GOVERNMENT        INTEREST          CAPITAL
                            INCOME (2)    INTEREST (3)      INCOME (4)         GAIN (5)
                           ------------   ------------     ------------      ----------
Hambrecht Small Cap
  Technology Fund              0.00%              0.00%        0.00%            0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION
    AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL
    GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE
    JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY
    INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).
    IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S.
    GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A
    PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET
    INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS
    EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND II-UCM
    INSTITUTIONAL MONEY MARKET FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT OR NEW YORK, THE
    STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE
    AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME
    DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED
    BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN
    DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                                      NOTES

--------------------------------------------------------------------------------

                                      NOTES

--------------------------------------------------------------------------------

                       HAMBRECHT SMALL CAP TECHNOLOGY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-241-4294

                                    ADVISER:
                   W.R. Hambrecht + Co. Asset Management, LLC
                                539 Bryant Street
                                    Suite 100
                          San Francisco, CA 94107-1269

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



          This information must be preceded or accompanied by a current prospectus for the Fund.


WRH-AR-001-0100

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") and KPMG LLP ("KPMG") related to the Funds

E&Y and KPMG billed the Funds aggregate fees for services rendered to the Funds for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                             2006+                                                  2005++
--------------------- ----------------------------------------------------- -----------------------------------------------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $68,000             N/A               N/A             $35,000             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-              N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A


------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other          $2,000             N/A               N/A              $1,000             N/A               N/A
        Fees (1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


+ E&Y (For the Champlain Small Company Fund, Reaves Select Research Fund, Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund)
++ KPMG (For the Champlain Small Company Fund and Reaves Select Research Fund only. The Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund commenced operations on August 31, 2005 and September 23, 2005, respectively.)

Notes:
   (1) Audit fees include amounts related to the audit of the Fund's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

           ------------------------- --------------- --------------
                                          2006+          2005++
           ------------------------- --------------- --------------
            Audit-Related Fees            0.00%           0.00%

           ------------------------- --------------- --------------
            Tax Fees                      0.00%           0.00%

           ------------------------- --------------- --------------
            All Other Fees                0.00%           0.00%

           ------------------------- --------------- --------------

         +   E&Y (For the Champlain Small Company Fund, Reaves Select Research
Fund, Hambrecht Small Cap Technology Fund and UCM Institutional Money Market
Fund)
         ++ KPMG (For the Champlain Small Company Fund and Reaves Select Research Fund only. The Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund commenced operations on August 31, 2005 and September 23, 2005, respectively.)

(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services provided to the Funds and billed by E&Y for the fiscal year 2006 were $0.

(g)(2) The aggregate non-audit fees and services provided to the Funds and billed by KPMG for the fiscal year 2005 were $0.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund II


By (Signature and Title)*              /s/ James F. Volk
                                       ----------------------------------
                                       James F. Volk
                                       President

Date: September 29, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ James F. Volk
                                       ----------------------------------
                                       James F. Volk
                                       President


Date: September 29, 2006


By (Signature and Title)*              /s/ Michael Lawson
                                       ----------------------------------
                                       Michael Lawson
                                       Controller & CFO


Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.